Lease liabilities - Summary of Lease Liabilities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)
Presentation of leases for lessee [abstract]
Non-current lease liabilities	₨ 8,282	$ 97	₨ 7,477	₨ 5,471
Current lease liabilities	₨ 977	$ 11	₨ 868	₨ 698